RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

Accrued Officer Compensation

As of June 30, 2022, and December 31, 2021, a total of $0 and $116,583, respectively, was accrued for unpaid officer wages due the Company’s CEO, CFO and President under their respective employment agreements.

Other

As of June 30, 2022, and December 31, 2021, a total of $152,079 and $109,385 was accrued for unpaid wages due to two EnergyWyze managers.

NOTE 7 - RELATED PARTY TRANSACTIONS

Accrued Officer Compensation

As of December 31, 2021, and December 31, 2020, a total of $116,583 and $1,005,230, respectively, was accrued for unpaid officer wages and bonuses due the Company’s CEO, CFO and President under their respective employment agreements.

Other

On April 26, 2021, the Company completed a debt reduction through the sale of Jacksam Corporation owned by the Company with Gregory Lambrecht, former CEO, resulting in the decrease of $547,010 in current liabilities. No gain or losses were incurred with this debt settlement.

On May 18, 2021, the Company entered into a Separation Agreement and General Release (the “Separation Agreement”) with Gregory Lambrecht. Pursuant to the Separation Agreement Mr. Lambrecht resigned as an officer and director of the Company and agreed to terminate his employment agreement with the Company. The Company agreed to pay Mr. Lambrecht $764,480 due in unpaid accrued compensation and $606,372 in indebtedness plus accrued interest through the date of the Agreement (the “Accrued Debt”) as follows: (i) the Company agreed to issue Mr. Lambrecht 362,987 shares of Common Stock (with standard restrictive legend) valued at $0.75 per share, equaling $272,240 (the “Shares”), (ii) the Company agreed to pay Mr. Lambrecht $250,000 within two business days of the date of the Separation Agreement, and (iii) the remaining amount of Accrued Debt of $848,612 will be satisfied through the issuance by the Company of a promissory note (the “Note”). The Note provides for ten percent (10%) per annum interest commencing as of August 1, 2021. The monthly payment amount of principal and interest shall be $21,523, with the first payment of $21,523 due September 1, 2021, and a final payment amount of $21,523 due on August 1, 2025.

As of December 31, 2021, a total of $109,385 was accrued for unpaid wages due to two EnergyWyze managers.

On May 24, 2021, the Seller Note related to the EnergyWyze acquisition was paid in full pursuant to the terms and conditions in the asset purchase and operating agreement.

On July 1, 2021, the Company issued 87,776 shares of common stock to a former officer of a subsidiary for services previously accrued.

On August 21, 2021, the Company issued 1,854,050 shares of common stock to a former officer of the Company in exchange for conversion of Class A preferred stock.

On October 7, 2021, the Company issued 2,427,700 shares of common stock to a former officer of the Company in exchange for conversion of Class A preferred stock.

On October 22, 2021, the Company issued 454,164 shares of common stock to the remaining sellers of EnergWyze pursuant to the purchase agreement.

On November 24, 2021, the Company issued 350,000 shares of common stock to a director of the Company in exchange for conversion of Class A preferred stock.